Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accumulated Other Comprehensive Loss
Cumulative foreign currency translation adjustments	$ 2,231	$ 2,911
Change in fair value of swaps	(15,813)	(21,505)
Total	(13,582)	(18,594)
(Increase) decrease in deferred tax liability relating to other comprehensive income (loss)	$ (240)	$ 2,136	$ 9,142